Cover	Jan. 31, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Entity File Number	000-10210
Entity Registrant Name	Global Tech Industries Group, Inc.
Entity Central Index Key	0000356590
Entity Tax Identification Number	90-1604380
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 State Ave Ne
Entity Address, Address Line Two	Ste 1014
Entity Address, City or Town	Olympia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98501
City Area Code	(206)
Local Phone Number	963-1094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GTII
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	511 Sixth Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011